Notes Payable	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Notes Payable
14.	NOTES PAYABLE
The Company issued and publicly sold unsecured senior notes, and the details of the USD-denominated tranches are shown below:

	Issue date	Principal amount (US$ million)	Mature date	Effective interest rate
2025 Ten-year Notes	June 30, 2015	500	June 30, 2025	4.22%*
2027 Ten-year Notes	July 6, 2017	600	July 6, 2027	3.73%
2028 March Notes	March 29, 2018	500	March 29, 2028	4.50%
2024 Notes	November 14, 2018	600	May 14, 2024	4.51%*
2024 Notes	December 10, 2018	250	May 14, 2024	4.54%*
2028 November Notes	November 14, 2018	400	November 14, 2028	4.99%
2025 Five-year Notes	April 7, 2020	600	April 7, 2025	3.22%*
2030 April Notes	April 7, 2020	400	April 7, 2030	3.54%
2026 Notes	October 9, 2020	650	April 9, 2026	1.81%
2030 October Notes	October 9, 2020	300	October 9, 2030	2.43%
2027 Five-year Notes	August 23, 2021	300	February 23, 2027	1.73%
2031 Notes	August 23, 2021	700	August 23, 2031	2.49%

*	The 2024 Notes, 2025 Five-year Notes and 2025 Ten-year Notes were fully repaid when they became due.
The details of the RMB-denominated tranches are shown below:

	Issue date	Principal amount (RMB million)	Mature date	Effective interest rate
2030 Five-year Notes	March 12, 2025	7,500	March 12, 2030	2.76%
2035 Notes	March 12, 2025	2,500	March 12, 2035	3.03%
2029 Notes	September 15, 2025	4,400	March 15, 2029	1.96%
The notes listed above are collectively referred to as the “Notes”.

The 2025
Ten-year
Notes bear interest at the rate of
4.125
% per annum. Interest is payable
semi-annually
in arrears on and of each year, beginning on December 30, 2015.
The 2027
Ten-year
Notes bear interest at the rate of 3.625% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on January 6, 2018.
The 2028 March Notes bear interest at the rate of 4.375% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on September 29, 2018.
The 2024 Notes including US$600 million issued in November and US$250 million in December 2018, respectively, bear interest at the rate of 4.375% per annum and the 2028 November Notes bear interest at the rate of
4.875
% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on May 14, 2019.
The 2025 Five-year Notes bear interest at the rate of 3.075% per annum and the 2030 April Notes bear interest at the rate of 3.425% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on October 7, 2020.

The 2026 Notes bear interest at the rate of 1.720% per annum and the 2030 October Notes bear interest at the rate of 2.375% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on April 9, 2021.
The 2027 Five-year Notes bear interest at the rate of 1.625% per annum and the 2031 Notes bear interest at the rate of 2.375% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on February 23, 2022.
The 2030 Five-year Notes bear interest at the rate of 2.700% per annum and the 2035 Notes bear interest at the rate of 3.000% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on September 12, 2025.
The 2029 Notes bear interest at the rate of 1.900% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on March 15, 2026.
At maturity date, the Notes are payable at their principal amount plus accrued and unpaid interest thereon.
The Notes do not contain any other financial covenants or other significant restrictions. In addition, the Notes are unsecured and rank lower than any secured obligation of the Group and have the same liquidation priority as any other unsecured liabilities of the Group, but senior to those expressly subordinated obligations, if any. The Company may, at its discretion, redeem all or any portion of the Notes at any time, at the greater of the principal amount and the make-whole amount plus accrued and unpaid interest. In addition, for the 2028 March Notes, 2028 November Notes, 2030 April Notes, 2026 Notes, 2030 October Notes, 2027 Five-year Notes, 2031 Notes, 2030 Five-year Notes, 2035 Notes and 2029 Notes, the Company may at its discretion, redeem all or any portion of the Notes at one or three months before the maturity date of respective notes, at a price equal to
100
% of the principal amount of such notes plus accrued and unpaid interest, if any, to (but not including) the redemption date. As of December 31, 2025, the Company does not intend to redeem any portion of the Notes prior to the stated maturity dates. For certain Notes, the Company has the obligation to redeem the Notes if a change in control occurs as defined in the indenture of the Notes.
The outstanding Notes were issued at a discount amounting to US$13 million. The total issuance costs of US$22 million were presented as a direct deduction from the principal amount of the outstanding Notes on the consolidated balance sheets. Both the discount and the issuance costs are amortized as interest expense using the effective interest rate method through the maturity dates of the Notes.
In March 2025, the Group issued an aggregate of US$
2
billion exchangeable bonds due 2032 (“2032 Exchangeable Bonds”), which bear no regular interest. The 2032 Exchangeable Bonds reference ordinary shares of Trip that are listed on the Hong Kong Stock Exchange and the initial exchange ratio of the 2032 Exchangeable Bonds is
 1,107.0457
ordinary shares of Trip.com Group Limited (“Trip.com Shares”) per US$
100,000
principal amount of the 2032 Exchangeable Bonds. The 2032 Exchangeable Bonds will mature on
 March 12, 2032
, unless repurchased, redeemed, or exchanged in accordance with their terms prior to such date. Holders of the bonds may not exchange their bonds prior to the first anniversary of the issue date of the bonds. If an event of default has occurred and is continuing, holders of the bonds may exchange the bonds at any time. Between the first anniversary of the issue date and the date falling 6 months prior to the maturity date of the bonds, holders of the bonds may exchange the bonds into cash only upon the satisfaction of certain contingencies. Thereafter and until the second scheduled trading day preceding the maturity date, holders may exchange the bonds into cash at any time. Subject to certain conditions, the Group may elect to deliver Trip.com Shares held by the Group in lieu of cash or a combination of cash and Trip.com Shares.

The 2032
Exchangeable
Bonds contain an embedded exchange option that is not indexed to the Group’s own stock. The Group has elected the fair value option under ASC 825-10-25 to measure the Exchangeable Bonds in their entirety at fair value. As of December 31, 2025, the fair value of the 2032 Exchangeable Bonds amounted to RMB14.3 billion (US$2.0 billion). For the year ended December 31, 2025, the fair value loss were RMB
237 million (US$34
million), which was recorded in “Others, net” in the consolidated statements of comprehensive income.
The principal amount and unamortized discount and debt issuance costs of the Notes as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Principal amount	36,132	41,415	5,922
Unamortized discount and debt issuance costs	(110)	(105)	(15)

	36,022	41,310	5,907

The following table summarizes the aggregate required repayments of the principal amounts of the Group’s long-term debts (including the notes payable and long-term loans (Note 13) but excluding convertible senior notes (Note 15)), in the succeeding five years and thereafter:

	RMB	US$
	(In millions)
For the years ending December 31,
2026	19,333	2,764
2027	9,042	1,293
2028	6,915	989
2029	4,402	629
2030	12,413	1,775
Thereafter	21,485	3,073